Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000120647_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Large Cap Stock Fund
C000120647_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000120647_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,115
C000120647_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000120647_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,276
C000120647_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,300
C000120647_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,315
C000120647_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,302
C000120647_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,747
C000120647_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,422
C000120647_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,241
C000120647_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	46,877
C000120647_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000120647_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000120647_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,790
C000120647_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,484
C000120647_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,889
C000120647_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,006
C000120647_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,536
C000120647_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,144
C000120647_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,091
C000120647_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000120647_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,556
C000120647_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,271
C000019194_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Mega Cap Stock Fund
C000019194_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019194_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,087
C000019194_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,401
C000019194_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,382
C000019194_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,683
C000019194_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,019
C000019194_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,598
C000019194_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,392
C000019194_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,328
C000019194_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,600
C000019194_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	46,780
C000019194_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000019194_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019194_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,865
C000019194_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,694
C000019194_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,185
C000019194_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,886
C000019194_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,776
C000019194_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,052
C000019194_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,447
C000019194_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,425
C000019194_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,543
C000019194_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	45,836
C000019194_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000019194_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019194_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,790
C000019194_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,484
C000019194_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,889
C000019194_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,006
C000019194_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,536
C000019194_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,144
C000019194_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,091
C000019194_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000019194_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,556
C000019194_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,271
C000130146_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000130146_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000130146_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,096
C000130146_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,438
C000130146_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,442
C000130146_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,756
C000130146_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,154
C000130146_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,735
C000130146_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,593
C000130146_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,624
C000130146_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,993
C000130146_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	47,322
C000130146_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000130146_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000130146_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,865
C000130146_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,694
C000130146_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,185
C000130146_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,886
C000130146_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,776
C000130146_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,052
C000130146_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,447
C000130146_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,425
C000130146_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,543
C000130146_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	45,836
C000130146_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000130146_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000130146_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,790
C000130146_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,484
C000130146_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,889
C000130146_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,006
C000130146_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,536
C000130146_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,144
C000130146_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,091
C000130146_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000130146_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,556
C000130146_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,271
C000059102_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000059102_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000059102_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,596
C000059102_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,794
C000059102_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,663
C000059102_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,867
C000059102_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,688
C000059102_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,320
C000059102_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,673
C000059102_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,978
C000059102_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,583
C000059102_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,802
C000059102_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000059102_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000059102_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,865
C000059102_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,694
C000059102_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,185
C000059102_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,886
C000059102_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,776
C000059102_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,052
C000059102_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,447
C000059102_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,425
C000059102_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,543
C000059102_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	45,836
C000059102_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000059102_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000059102_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,790
C000059102_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,484
C000059102_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,889
C000059102_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,006
C000059102_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,536
C000059102_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,144
C000059102_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,091
C000059102_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000059102_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,556
C000059102_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,271
C000059103_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000059103_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000059103_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,084
C000059103_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,397
C000059103_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,380
C000059103_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,673
C000059103_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,006
C000059103_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,584
C000059103_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,368
C000059103_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,299
C000059103_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,559
C000059103_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	46,730
C000059103_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000059103_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000059103_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,865
C000059103_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,694
C000059103_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,185
C000059103_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,886
C000059103_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,776
C000059103_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,052
C000059103_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,447
C000059103_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,425
C000059103_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,543
C000059103_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	45,836
C000059103_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000059103_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000059103_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,790
C000059103_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,484
C000059103_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,889
C000059103_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,006
C000059103_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,536
C000059103_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,144
C000059103_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,091
C000059103_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000059103_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,556
C000059103_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,271
C000059101_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000059101_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000059101_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,959
C000059101_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,132
C000059101_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,951
C000059101_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,098
C000059101_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,908
C000059101_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,420
C000059101_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,678
C000059101_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,828
C000059101_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,486
C000059101_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,793
C000059101_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000059101_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000059101_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,865
C000059101_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,694
C000059101_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,185
C000059101_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,886
C000059101_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,776
C000059101_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,052
C000059101_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,447
C000059101_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,425
C000059101_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,543
C000059101_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	45,836
C000059101_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000059101_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000059101_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,790
C000059101_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,484
C000059101_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,889
C000059101_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,006
C000059101_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,536
C000059101_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,144
C000059101_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,091
C000059101_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000059101_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,556
C000059101_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,271
C000059099_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000059099_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000059099_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,356
C000059099_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,561
C000059099_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,438
C000059099_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,678
C000059099_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,463
C000059099_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,161
C000059099_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,538
C000059099_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,878
C000059099_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,546
C000059099_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,868
C000059099_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000059099_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000059099_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,865
C000059099_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,694
C000059099_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,185
C000059099_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,886
C000059099_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,776
C000059099_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,052
C000059099_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,447
C000059099_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,425
C000059099_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,543
C000059099_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	45,836
C000059099_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000059099_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000059099_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,790
C000059099_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,484
C000059099_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,889
C000059099_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,006
C000059099_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,536
C000059099_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,144
C000059099_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,091
C000059099_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000059099_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,556
C000059099_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,271
C000019191_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Growth Discovery Fund
C000019191_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019191_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,508
C000019191_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,377
C000019191_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,966
C000019191_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,265
C000019191_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	30,431
C000019191_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,226
C000019191_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,640
C000019191_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,638
C000019191_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	46,735
C000019191_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	57,449
C000019191_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Growth Index
C000019191_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019191_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,072
C000019191_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,784
C000019191_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,352
C000019191_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,940
C000019191_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,512
C000019191_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,873
C000019191_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,958
C000019191_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	38,287
C000019191_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	44,752
C000019191_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	52,917
C000019191_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000019191_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019191_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,851
C000019191_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,602
C000019191_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,824
C000019191_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,792
C000019191_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,767
C000019191_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,610
C000019191_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,327
C000019191_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,721
C000019191_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,114
C000019191_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,667
C000064239_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K
C000064239_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064239_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,523
C000064239_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,410
C000064239_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,023
C000064239_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,357
C000064239_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	30,594
C000064239_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,380
C000064239_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,863
C000064239_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,974
C000064239_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	47,146
C000064239_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	57,997
C000064239_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Growth Index
C000064239_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064239_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,072
C000064239_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,784
C000064239_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,352
C000064239_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,940
C000064239_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,512
C000064239_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,873
C000064239_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,958
C000064239_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	38,287
C000064239_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	44,752
C000064239_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	52,917
C000064239_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000064239_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064239_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,851
C000064239_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,602
C000064239_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,824
C000064239_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,792
C000064239_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,767
C000064239_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,610
C000064239_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,327
C000064239_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,721
C000064239_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,114
C000064239_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,667
C000019193_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Fund
C000019193_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019193_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,434
C000019193_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,436
C000019193_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,548
C000019193_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,532
C000019193_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,009
C000019193_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,263
C000019193_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,532
C000019193_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,600
C000019193_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,438
C000019193_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,657
C000019193_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000019193_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019193_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,790
C000019193_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,484
C000019193_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,889
C000019193_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,006
C000019193_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,536
C000019193_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,144
C000019193_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,091
C000019193_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000019193_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,556
C000019193_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,271
C000064240_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K
C000064240_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064240_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,446
C000064240_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,464
C000064240_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,591
C000064240_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,597
C000064240_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,120
C000064240_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,373
C000064240_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,687
C000064240_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,833
C000064240_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,725
C000064240_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,021
C000064240_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000064240_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064240_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,790
C000064240_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,484
C000064240_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,889
C000064240_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,006
C000064240_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,536
C000064240_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,144
C000064240_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,091
C000064240_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000064240_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,556
C000064240_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 42,271